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                      SUPPLEMENT DATED AUGUST 17, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

                FLEXIBLE PREMIUM SINGLE LIFE AND JOINT SURVIVOR
                       VARIABLE LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Portfolios

Van Kampen Life Investment Trust

Effective August 15, 2006, the Van Kampen Life Investment Trust -- Emerging Growth Portfolio changed its name to the Van Kampen Life Investment Trust -- Strategic Growth Portfolio. All references throughout your prospectus are changed accordingly.

Legg Mason Partners Variable Portfolios I, Inc.

Effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio (the "All Cap Portfolio") has a new adviser. The new adviser for the All Cap Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There is also a new subadviser for the All Cap Portfolio. The new subadviser for the All Cap Portfolio is CAM North America, LLC.

Further, effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio (the "Total Return Portfolio") has a new adviser. The new adviser for the Total Return Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There are also new subadvisers for the Total Return Portfolio. The new subadvisers for the Total Return Portfolio are CAM North America, LLC and Western Asset Management Company.

Legg Mason Partners Variable Portfolios II

Effective August 1, 2006 the Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio (the "Aggressive Growth Portfolio") has a new adviser. The new adviser for the Aggressive Growth Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There is also a new subadviser for the Aggressive Growth Portfolio. The new subadviser for the Aggressive Growth Portfolio is CAM North America, LLC.